UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year: March 31, 2013

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          April 23, 2013
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 220065
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4660    43832 SH       Sole                    39992              3840
Air Prods & Chems Inc          COM              009158106     3994    45840 SH       Sole                    41500              4340
Alcoa Inc                      COM              013817101     3855   452500 SH       Sole                   413300             39200
American Express Co            COM              025816109     4584    67955 SH       Sole                    61925              6030
Amgen Inc                      COM              031162100     5003    48809 SH       Sole                    44669              4140
Apple Inc                      COM              037833100     4416     9976 SH       Sole                     9111               865
Archer Daniels Midland         COM              039483102     4607   136574 SH       Sole                   124824             11750
Automatic Data Process         COM              053015103     4637    71320 SH       Sole                    65070              6250
Becton Dickinson & Co          COM              075887109     4542    47503 SH       Sole                    43153              4350
Caterpillar Inc                COM              149123101     3839    44137 SH       Sole                    40437              3700
Chubb Corp                     COM              171232101     4782    54632 SH       Sole                    49832              4800
Cisco Sys Inc                  COM              17275R102     4237   202797 SH       Sole                   184722             18075
Coach Inc                      COM              189754104     3961    79233 SH       Sole                    71783              7450
Corning Inc                    COM              219350105     4441   333125 SH       Sole                   304525             28600
Costco Whsl Corp               COM              22160K105     4353    41024 SH       Sole                    37339              3685
Disney Walt Co                 COM              254687106     4461    78530 SH       Sole                    70855              7675
Emerson Elec Co                COM              291011104     3780    67660 SH       Sole                    67060               600
Exxon Mobil Corp               COM              30231G102     4334    48097 SH       Sole                    44147              3950
Fedex Corp                     COM              31428X106     4068    41430 SH       Sole                    37905              3525
General Dynamics Corp          COM              369550108     3832    54348 SH       Sole                    49098              5250
General Elec Co                COM              369604103     4166   180194 SH       Sole                   178544              1650
Google Inc CL A                COM              38259P508     4614     5810 SH       Sole                     5310               500
Halliburton Co                 COM              406216101      348     8600 SH       Sole                                       8600
Home Depot Inc                 COM              437076102     4480    64207 SH       Sole                    58307              5900
Illinois Tool Wks Inc          COM              452308109     4208    69051 SH       Sole                    62561              6490
Ingersoll-Rand PLC             COM              G47791101     4729    85988 SH       Sole                    78908              7080
Intel Corp                     COM              458140100     4076   186657 SH       Sole                   169757             16900
International Bus Mach         COM              459200101     4456    20891 SH       Sole                    19231              1660
International Paper Co         COM              460146103     4461    95765 SH       Sole                    94890               875
JPMorgan Chase & Co            COM              46625H100     4033    84970 SH       Sole                    84220               750
Johnson & Johnson              COM              478160104     4675    57340 SH       Sole                    52340              5000
Kimberly Clark Corp            COM              494368103     4795    48941 SH       Sole                    44941              4000
McDonalds Corp                 COM              580135101     4559    45727 SH       Sole                    42077              3650
Microsoft Corp                 COM              594918104     4306   150517 SH       Sole                   138642             11875
Morgan Stanley                 COM              617446448     4217   191853 SH       Sole                   175753             16100
Nucor Corp                     COM              670346105     4192    90844 SH       Sole                    81944              8900
Occidental Petroleum           COM              674599105     4122    52592 SH       Sole                    47942              4650
Pepsico Inc                    COM              713448108     4729    59783 SH       Sole                    54833              4950
Pfizer Inc                     COM              717081103     4732   163979 SH       Sole                   149899             14080
Procter & Gamble Co            COM              742718109     4689    60845 SH       Sole                    55570              5275
Qualcomm Inc                   COM              747525103     4269    63780 SH       Sole                    58180              5600
Schlumberger Ltd               COM              806857108     3838    51242 SH       Sole                    50892               350
Staples Inc                    COM              855030102     4014   299130 SH       Sole                   272230             26900
Stryker Corp                   COM              863667101     4216    64618 SH       Sole                    58918              5700
Time Warner Inc                COM              887317303     4800    83299 SH       Sole                    76149              7150
US Bancorp DE                  COM              902973304     4496   132512 SH       Sole                   121462             11050
Unilever NV NY                 COM              904784709     4091    99782 SH       Sole                    98982               800
Union Pac Corp                 COM              907818108     4827    33892 SH       Sole                    30932              2960
Verizon Comm                   COM              92343V104     4949   100685 SH       Sole                    92385              8300
Wal-Mart Stores Inc            COM              931142103     4501    60148 SH       Sole                    55348              4800
Walgreen Co                    COM              931422109     5094   106840 SH       Sole                    97440              9400